CONSOLIDATED BALANCE SHEET (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED BALANCE SHEET
Notes and accounts receivable - trade, allowances	$ 233	$ 218
Short-term financing receivables - held for investment, allowances	145	176
Other accounts receivable, allowances	89	24
Long-term financing receivables, allowances	$ 28	$ 25
Common stock, Par value (in dollars per share)	$ 0.20	$ 0.20
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, Shares issued (in shares)	2,257,116,920	2,248,577,848
Treasury stock, Shares (in shares)	1,351,024,943	1,350,509,249